Shareholder Report, Average Annual Return (Details) 194691_Themes Gold Miners ETF_TF_TSR Annual {TF}	12 Months Ended	22 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Gold Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes Gold Miners ETF
Average Annual Return, Percent	115.31%	91.95%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	22.46%
Solactive Global Pure Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Global Pure Gold Miners Index
Average Annual Return, Percent	116.09%	93.00%